Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 derivative warrant liabilities - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Private Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 derivative warrant liabilities [Line Items]
Derivative warrant liabilities		$ 2,900,000	$ 7,733,337	$ 7,733,337
Transfer from Level 3
Change in fair value of derivative warrant liabilities	$ 1,401,667	(2,126,670)	(3,528,337)
Derivative warrant liabilities	7,733,337	773,330	4,205,000	2,900,000
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 derivative warrant liabilities [Line Items]
Derivative warrant liabilities			11,883,330	11,883,330
Transfer from Level 3			(11,883,330)	(11,883,330)
Change in fair value of derivative warrant liabilities	2,070,000
Derivative warrant liabilities	$ 11,883,330